Document and Entity Information	Nov. 09, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2021
Entity File Number	001-39577
Entity Registrant Name	AZIYO BIOLOGICS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-4790334
Entity Address, Address Line One	12510 Prosperity Drive
Entity Address, Adress Line Two	Suite 370
Entity Address, City or Town	Silver Spring
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20904
City Area Code	240
Local Phone Number	247-1170
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	AZYO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001708527
Amendment Flag	false